Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Purchases of property, plant and equipment	$ 2,661	$ 2,078	$ 4,979
Proceeds from sale of assets	102	72	89
Other investing outflow	61	138	141
Net repayment of interest bearing liabilities	1,739	4,008	4,188
Dividends paid to non-controlling interests	623	925	1,582
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Purchases of property, plant and equipment	443	335	900
Proceeds from sale of assets	0	35	39
Other investing outflow	0	1	0
Net repayment of interest bearing liabilities	6	2	4
Distribution (contribution) to non-controlling interests		6	14
Dividends paid to non-controlling interests	$ 7	$ 19	$ 22